Employee Related Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Current employee-related benefits
Accrued payroll and withholding taxes	$ 285		$ 256
Peruvian workers' participation	32		45
Employee-related benefits	10		9
Other post-retirement benefit plans	2		2
Accrued severance	1		3
Other employee-related payables	11		24
Employee-related benefits	341		339
Long-term employee-related benefits
Employee pension benefits	67		297
Other post-retirement benefit plans	115		130
Accrued severance	124		113
Peruvian workers' participation			20
Other employee-related payables	17		26
Employee-related benefits	323		586
Change in Fair Value of Assets:
Fair value of assets at beginning of year	638
Employer contributions	57		50	29
Fair value of assets at end of year	681		638
Components recognized in Other comprehensive income (loss)
Amortization, net	5	[1]
Defined Benefit Plan (Textuals)
Actual return on plan assets	9.00%
Assumed health care cost trend rate for next fiscal year	7.40%
Assumed ultimate health care cost trend rate	5.00%
Year when health care costs reach ultimate trend rate	2019
Description of direction and pattern of future changes to healthcare costs	The assumed health care trend rate used to measure the expected cost of benefits is 7.40% in 2014 and decreases gradually each year to 5.00% in 2019, which is used thereafter.
Defined contribution savings plans matching contributions	14		20	17
Defined contribution savings plans description	When an employee meets eligibility requirements, the Company matches 100% of employee contributions of up to 6% of eligible earnings for the salaried and hourly union plans. The Company makes a contribution between 5.0% and 7.5%, based on continuous years of service, to each Western Nevada hourly employee's retirement contribution account at its sole discretion.
Asset allocation
Fair value of assets	681		638
One-percentage-point change in assumed health care cost trend rates
One-percentage-point increase effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	2
One-percentage-point increase effect on the health care component of the accumulated post-retirement benefit obligation	18
One-percentage-point decrease effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	(1)
One-percentage-point decrease effect on the health care component of the accumulated post-retirement benefit obligation	(14)
Level 1 [Member]
Change in Fair Value of Assets:
Fair value of assets at end of year	2		2
Asset allocation
Fair value of assets	2		2
Level 2 [Member]
Change in Fair Value of Assets:
Fair value of assets at end of year	679		636
Asset allocation
Fair value of assets	679		636
Fixed Income Funds [Member]
Asset allocation
Target asset allocation	49.00%
Actual asset allocation	48.00%
Equity Investments [Member] | International Investments [Member]
Asset allocation
Target asset allocation	22.00%
Actual asset allocation	22.00%
Equity Investments [Member] | U.S. Investments [Member]
Asset allocation
Target asset allocation	21.00%
Actual asset allocation	22.00%
Commingled Funds [Member]
Change in Fair Value of Assets:
Fair value of assets at beginning of year	636
Fair value of assets at end of year	679
Asset allocation
Target asset allocation	8.00%
Actual asset allocation	8.00%
Fair value of assets	679
Commingled Funds [Member] | Level 2 [Member]
Change in Fair Value of Assets:
Fair value of assets at end of year	679		636
Asset allocation
Fair value of assets	679		636
Cash and Cash Equivalents [Member]
Change in Fair Value of Assets:
Fair value of assets at end of year	2		2
Asset allocation
Fair value of assets	2		2
Cash and Cash Equivalents [Member] | Level 1 [Member]
Change in Fair Value of Assets:
Fair value of assets at end of year	2		2
Asset allocation
Fair value of assets	2		2
Pension Benefit Costs
Change in Benefit Obligation:
Benefit obligation at beginning of year	944		772
Service cost	33		30	25
Interest cost	40		41	39
Actuarial (gain) loss	(109)		136
Amendments	(87)		0
Foreign currency exchange gain	(8)		(3)
Settlement payments	(19)		0
Benefits paid	(36)		(32)
Projected benefit obligation at end of year	758		944	772
Accumulated Benefit Obligation	661		780
Change in Fair Value of Assets:
Fair value of assets at beginning of year	638		540
Actual return on plan assets	44		81
Employer contributions	54		49
Settlement payments	(19)		0
Benefits paid	(36)		(32)
Fair value of assets at end of year	681		638	540
Unfunded status, net	77		306
Pension And Other Postretirement Defined Benefit Plans Noncurrent Liabilities Abstract
Accrued employee benefit liability	77		306
Defined Benefit Plan Accumulated Other Comprehensive Income (Loss) Before Tax Abstract
Net actuarial gain (loss)	(282)		(413)
Prior service credit (cost)	79		(6)
Accumulated other comprehensive income (loss) before tax	(203)		(419)
Less: Income taxes	71		147
Accumulated other comprehensive income (loss)	(132)		(272)
Pension benefit costs, net
Service cost	33		30	25
Interest cost	40		41	39
Expected return on plan assets	(50)		(44)	(42)
Amortization, net	6		33	26
Pension benefit costs, net	29		60	48
Components recognized in Other comprehensive income (loss)
Net gain (loss)	210		(96)	(111)
Amortization, net	6		33	26
Total recognized in Other comprehensive income (loss)	216		(63)	(85)
Total recognized in net periodic benefit cost and Other comprehensive income (loss)	187		(123)	(133)
Defined Benefit Plan (Textuals)
Expected recognition of amounts in Accumulated other comprehensive income (loss)	22		(8)
Expected benefit payments in year 1	35
Expected benefit payments in year 2	35
Expected benefit payments in year 3	37
Expected benefit payments in year 4	44
Expected benefit payments in year 5	47
Expected benefit payments thereafter	312
Weighted-average assumptions used in measuring the Company's benefit obligation
Discount rate	5.25%		4.30%
Rate of compensation increase	5.00%		5.00%
Expected return on plan assets	7.75%		7.75%	8.00%
Weighted-average assumptions used in measuring the net periodic pension benefit cost
Discount long-term rate	4.30%		5.35%	5.75%
Expected return on plan assets	7.75%		7.75%	8.00%
Rate of compensation increase	5.00%		5.00%	5.00%
Asset allocation
Fair value of assets	681		638	540
Other Benefit Costs [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	132		107
Service cost	4		3	2
Interest cost	6		6	5
Actuarial (gain) loss	(22)		18
Amendments	0		0
Foreign currency exchange gain	0		0
Settlement payments	0		0
Benefits paid	(3)		(2)
Projected benefit obligation at end of year			132	107
Accumulated Benefit Obligation	117		132
Change in Fair Value of Assets:
Fair value of assets at beginning of year	0		0
Actual return on plan assets	0		0
Employer contributions	3		2
Settlement payments	0		0
Benefits paid	(3)		(2)
Fair value of assets at end of year	0		0	0
Unfunded status, net	117		132
Pension And Other Postretirement Defined Benefit Plans Noncurrent Liabilities Abstract
Accrued employee benefit liability	117		132
Defined Benefit Plan Accumulated Other Comprehensive Income (Loss) Before Tax Abstract
Net actuarial gain (loss)	10		(12)
Prior service credit (cost)	3		4
Accumulated other comprehensive income (loss) before tax	13		(8)
Less: Income taxes	(5)		4
Accumulated other comprehensive income (loss)	8		(4)
Pension benefit costs, net
Service cost	4		3	2
Interest cost	6		6	5
Amortization, net	(1)		(1)	(1)
Pension benefit costs, net	9		8	6
Components recognized in Other comprehensive income (loss)
Net gain (loss)	22		(17)	(6)
Amortization, net	(1)		(1)	(1)
Total recognized in Other comprehensive income (loss)	21		(18)	(7)
Total recognized in net periodic benefit cost and Other comprehensive income (loss)	12		(26)	(13)
Defined Benefit Plan (Textuals)
Expected recognition of amounts in Accumulated other comprehensive income (loss)			1
Expected benefit payments in year 1	5
Expected benefit payments in year 2	5
Expected benefit payments in year 3	5
Expected benefit payments in year 4	6
Expected benefit payments in year 5	6
Expected benefit payments thereafter	40
Weighted-average assumptions used in measuring the Company's benefit obligation
Discount rate	5.25%		4.30%
Rate of compensation increase	5.00%		5.00%
Weighted-average assumptions used in measuring the net periodic pension benefit cost
Discount long-term rate	4.30%		5.35%	5.75%
Rate of compensation increase	5.00%		5.00%	5.00%
Asset allocation
Fair value of assets	$ 0		$ 0	$ 0

[1]	This accumulated other comprehensive income (loss) component is included in General and administrative and costs that benefit the inventory/production process, as appropriate. Refer to Note 3 for information on costs that benefit the inventory/production process.